Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	March 31,
	2014	2013
Office Equipment	$4,000	$4,000
Less: accumulated depreciation and amortization	(2,000)	—
Total	$2,000	$4,000